Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the beginning and ending total amounts of unrecognized tax benefits (exclusive of interest and penalties)
Balance at the beginning of the period	$ 6,990	$ 6,326
Additions to tax positions related to the current year		1,586
Reductions for tax positions related to prior year		(506)
Lapse of statute of limitations		(416)
Balance at the end of the period		6,990	6,326
Other disclosures
Liability for unrecognized tax benefits (including interest and penalties), recorded in other long term liabilities	11,328	11,222	10,349
Un-benefitted tax losses which would be realizable on settlement	1,599	1,599	1,599
Accrued Income tax interest and penalties	2,849	2,633	2,423
Net unrealized tax benefits that would affect income tax expense	9,729	9,623
Interest and penalties	2,849	2,633
Projected decrease in unrecognized tax benefits due to settlement with taxing authorities or expiration of statute	$ 4,922	$ 5,054